COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
COMMITMENTS AND CONTINGENCIES

NOTE – 23 COMMITMENTS AND CONTINGENCIES

The Company currently is not aware of any legal proceedings or claims that it believes will have, individually or in the aggregate, a material adverse effect on its business, financial condition, operating results, or cash flows.

Commitment on investments for event projects

The Company signed few investments for event projects as at March 31, 2026 and there are outstanding commitments for investments of HK$5,928,586. As at March 31, 2025, there are outstanding commitments for investments of HK$12,798,092. Please also refer Note 10 for details and paid investment amounts.

Except for the above, as of March 31, 2025 and 2026, the Company has no material commitments or contingencies.